Schedule of expected future minimum lease payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 7,774
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	7,586
1 to 3 Years [member]
IfrsStatementLineItems [Line Items]
Total	151
4 to 5 Years [member]
IfrsStatementLineItems [Line Items]
Total	37
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total